Long-Term Loans	12 Months Ended
Dec. 31, 2014
Long-Term Loans
14.	LONG-TERM LOANS

On January 26, 2014, 17FOXSY, received a three-year loan of $4,869 from Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd., a third party financial institution, through the Liaoning Branch of Bank of Communications, at a floating interest rate of 10% above the three-year prime rate as announced by the Peoples’ Bank of China. The loan is pledged by a land use right owned by 17FOXSY with a carrying value of $2,271 at December 31, 2014. The interest is payable quarterly and the principle is payable in installments semi-annually through January 19, 2017. 17FOXSY intended to use the proceeds to construct a plant in Shenyang and to purchase related equipment and machineries. For the year ended December 31, 2014, the interest expense on this long term loan was $274 of which $64 was capitalized and recorded as a part of construction in progress.

In July, 2014, the Group repaid the principle of borrowings of $812. The Group expects to repay the remaining principle of borrowings of $1,612, $1,612, $833 during the years ended December 31, 2015, 2016 and 2017, respectively.